Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key management personnel compensation [Abstract]
Short-term employee benefits		₩ 21,963	₩ 25,007	₩ 27,591
Severance benefits		824	809	817
Share-based payment transactions	[1]	12,478	11,862	9,777
Key management personnel compensation		₩ 35,265	₩ 37,678	₩ 38,185

[1]	The expenses of share-based payment transactions are the remuneration expenses during the vesting period.